Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Dec. 09, 2019	Jun. 25, 2019
Disclosure Of Basis Of Preparation [line items]
Short term investments		$ 55,440	$ 59,847
Net (loss) profit for the year		(893,995)	1,143	$ 82,032
Excess of Current liabilities over current assets		495,580
Notes issued		$ 550
Interest rate		8.375%
Maturity date		2020
Lease liabitities, long term		$ 2,365,000
Principal amount		125,000
Secured financing commitments		125,000
Increase (Decrease ) in capital reduction		1,035,000
Deferring predelivery payments		2,087,000
Cash used in operation		296,000
Revrsal for impairment		469,000
Accounts payable reclassified as employee benefit expense			68,302
Accrued expenses reclassified as employee benefit expense			12,182
Special Charges [Member]
Disclosure Of Basis Of Preparation [line items]
Net (loss) profit for the year		(599,124)
After Special Charges [Member]
Disclosure Of Basis Of Preparation [line items]
Net (loss) profit for the year		(893,995)
Secured May 2020 Bonds [Member]
Disclosure Of Basis Of Preparation [line items]
Principal amount		484,000
Incremental Bonds [Member]
Disclosure Of Basis Of Preparation [line items]
Notes issued		75,000
Principal amount					$ 125,000
Citadel Bonds [Member]
Disclosure Of Basis Of Preparation [line items]
Notes issued		50,000
United Airlines And Kingsland Holdings Limited [Member]
Disclosure Of Basis Of Preparation [line items]
Principal amount						$ 250,000
Latin American investors [Member]
Disclosure Of Basis Of Preparation [line items]
Notes issued		50,000
LatAm Bridge Loan [Member]
Disclosure Of Basis Of Preparation [line items]
Notes issued		$ 25,000
Interest rate		12.00%
Reclassified items [member]
Disclosure Of Basis Of Preparation [line items]
Short term investments			$ 59,847
Financial Covenants [member]
Disclosure Of Basis Of Preparation [line items]
Percentage of ownership entitled to covenants upon debt default	78.10%
Aircraft [member]
Disclosure Of Basis Of Preparation [line items]
Lease liabitities, Total							$ 2,876,000
Lease liabitities, long term							$ 2,365,000